Summary of (loss) income before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total loss before income taxes	$ (15,225)	$ (4,370)	$ 4,528
Canada [member]
IfrsStatementLineItems [Line Items]
Total loss before income taxes	(10,796)	(4,370)	4,528
Germany [member]
IfrsStatementLineItems [Line Items]
Total loss before income taxes	(4,265)
United states [member]
IfrsStatementLineItems [Line Items]
Total loss before income taxes	$ (164)